Debt (Minimum Repayments on Outstanding Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 573
2016	1,000
2017	800
2018	650
2019	500
Thereafter	2,750
Total	$ 6,273